ENTITY-WIDE DISCLOSURES - Narrative (Details) - segment	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Entity Wide Disclosures [Abstract]
Number of reportable operating segments		1
Major Customer 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	41.40%		41.10%